Subsequent Event (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2022	Jul. 31, 2021	Dec. 31, 2021
Subsequent Events [Abstract]
Aggregate gross proceeds		$ 2,850,000
Private placement		$ 150,000
Additional ordinary shares (in Shares)	40,068,888
Shares issued per share (in Dollars per share)	$ 0.07
Subsequent events, description			The $2,850,000 mentioned above were collected as follows: ●$230,000 – Loans in July and August 2021. Those loans (including accrued interest as of December 31, 2021) were recorded as short term loans within the current liabilities as of December 31, 2021. ●$350,000 – In November 2021. Those investments were recorded as advance payment on the account of issuing ordinary shares within the Consolidated Statement of Changes in Stockholders’ Equity (Deficit) for the year ended December 31, 2021. ●$2,270,000 – In January and February 2022.
Investment			$ 3,000,000